License and Development Agreements (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
License and Development Agreements (Details) [Line Items]
Regulatory approval milestones	$ 30.0
First commercial sale, description	(a) the expiration of the last valid claim of a patent within (i) out intellectual property and/or (ii) the joint intellectual property in such country (if, but only if, such joint intellectual property arose from activities under the clinical development plan defined in the agreement), or (b) the fifteenth (15th) anniversary of the date of first commercial sale of such licensed drug in such country. For LiPlaCis® will be entitled between seven percent (7% ) and twelve percent (12%) of sales up to $250,000,000 and between twelve percent (12%) and seventeen percent (17%) of sales above $250,000,000. For 2X-111, we will be entitled to royalties between ten percent (10%) and fifteen percent (15%) of sales up to $250,000,000 and between twelve percent 12% and eighteen percent (18%) of sales above $250,000,000. The license includes industry-standard development diligence requirements and termination (e.g. for uncured material breach by either party) provisions.
Novartis Royalties [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 26.0
Annual sales	$ 750.0
Novartis Royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	6.00%
Annual sales one	$ 250.0
Annual sales increase percentage two	7.00%
Annual sales two	$ 500.0
Annual sales increase percentage three	13.00%
Novartis Royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	10.00%
Annual sales	$ 250.0
Annual sales increase percentage one	13.00%
Annual sales one	$ 500.0
Annual sales increase percentage two	13.00%
Annual sales two	$ 750.0
Annual sales increase percentage three	15.00%
Eisai royalties [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 94.0
Annual sales	$ 500.0
Eisai royalties [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	6.00%
Annual sales one	$ 100.0
Annual sales increase percentage two	7.00%
Annual sales two	$ 250.0
Annual sales increase percentage three	11.00%
Eisai royalties [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	10.00%
Annual sales	$ 100.0
Annual sales increase percentage one	10.00%
Annual sales one	$ 250.0
Annual sales increase percentage two	11.00%
Annual sales two	$ 500.0
Annual sales increase percentage three	15.00%
R-Pharm [Member]
License and Development Agreements (Details) [Line Items]
Milestone payments	$ 12.5
Annual sales	$ 30.0
R-Pharm [Member] | Minimum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	5.00%
Annual sales	$ 0.0
Annual sales increase percentage one	8.00%
R-Pharm [Member] | Maximum [Member]
License and Development Agreements (Details) [Line Items]
Annual sales increase percentage	8.00%
Annual sales	$ 30.0
Annual sales increase percentage one	12.00%